THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
     MAY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, BUT FOR
              WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2007
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Stark Onshore Management, LLC
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. McNally
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Daniel J. McNally               St. Francis, Wisconsin         May 16, 2007
---------------------------       --------------------------      --------------
       (Signature)                     (City, State)                  (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $14,332 (thousands)

List of Other Included Managers:            None

------------------------------------------------------------------------------------------------------------------------------------
                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1                          Column 2   Column 3 Column 4       Column 5       Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
     Name of                           Title of              Value  Shrs or   SH/  Put/ Investment    Other
      Issuer                             Class      CUSIP  (X$1000) Prn Amt   PRN  Call Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MULTI FINELINE ELECTRONIX IN COM       Common    62541B101  $14,332   933,653   SH          Sole               933,653